Disaggregation of Revenues	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Disaggregation of Revenue [Abstract]
Disaggregation of Revenues [Text Block]

  6. Disaggregation of Revenues

	May 31, 2022	May 31, 2021
Sales	$10,010,352	$572,680
Fees and other	38,144	-
Total operating revenues	$10,048,496	$572,680

Investment income	52	5,715
Change in fair value of marketable securities	-	12,045
Total revenue	$10,048,548	$590,440

During the quarter ended May 31, 2022, $6,995,343 of the sales revenue was earned from "point-in-time" revenue ($572,680 for the quarter ended May 31, 2021) and $3,015,009 of the sales revenue was earned "over-a-period" of time ($nil for the quarter ended May 31, 2021).

6. Disaggregation of revenues
	February 28, 2022	February 28, 2021
Sales	$18,020,924	$-
Loan interest	-	42,838
Fees and other	96,414	49,910
Interest, fees, and other recovered	157,511	43,365
Total operating revenues	18,274,849	$136,113

Investment income	$20,432	$14,618
Gain on sale of marketable securities	10,107	-
Change in fair value of marketable securities	6,881	(812)
Impairment of other investments	-	(183,466)
Total revenue	$18,312,269	$(33,547)

The Company recognizes the interest and other amounts collected, on the impaired loans, as revenue only on collection as the future economic benefits are uncertain. Revenues for credit receivables (loans) have been disaggregated between loans that are provisioned and those that have not been provisioned. Loans that are not provisioned are accounted for under the accrual method of accounting. The principal loan repayments of fully provisioned loans are recorded as an offset to provision for losses. The interest, fees, and other recovered revenue is recorded on a cash basis as reflected above. The other investments were to a related company and were considered fully impaired.